Note 15 - Stock-Based Compensation Plans (Detail) - A summary of RSU activity is as follows: (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Granted	119,799
Granted (in Dollars per share)	$ 8.80
Vested or expected to vest at January 31, 2013	119,799
Vested or expected to vest at January 31, 2013 (in Dollars per share)	$ 8.80
Vested or expected to vest at January 31, 2013	9 years
Vested or expected to vest at January 31, 2013 (in Dollars)	$ 1.1
Ending Balance [Member]
Balance at January 31, 2013	119,799
Balance at January 31, 2013 (in Dollars per share)	$ 8.80
Balance at January 31, 2013	9 years
Balance at January 31, 2013 (in Dollars)	1.1
Exercisable at January 31, 2013	39,933
Exercisable at January 31, 2013 (in Dollars per share)	$ 8.80
Exercisable at January 31, 2013	9 years
Exercisable at January 31, 2013 (in Dollars)	$ 0.4